Schedule of Investments (unaudited)	iShares® Genomics Immunology and Healthcare ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 3.9%
BeiGene Ltd.(a)(b)	486,000	$13,439,167
Denmark — 4.2%
Genmab A/S(a)	31,997	14,374,699
France — 4.7%
Sanofi.	125,334	12,589,061
Valneva SE(a)(b)	163,248	3,607,895
		16,196,956
Germany — 13.7%
BioNTech SE, ADR(a)	56,224	15,671,316
Evotec SE(a)	299,420	14,514,359
Merck KGaA	73,685	17,413,589
		47,599,264
Japan — 3.1%
Takeda Pharmaceutical Co. Ltd.	387,100	10,864,276

Switzerland — 3.0%
CRISPR Therapeutics AG(a)(b)	115,644	10,561,767

United Kingdom — 0.5%
Adaptimmune Therapeutics PLC, ADR(a)(b)	325,350	1,649,525

United States — 66.7%
Agenus Inc.(a)	452,118	1,736,133
Aligos Therapeutics Inc.(a)	41,818	666,161
Allogene Therapeutics Inc.(a)	169,548	2,923,008
Altimmune Inc.(a)	80,510	869,508
Arcturus Therapeutics Holdings Inc.(a)	51,756	2,326,432
BioCryst Pharmaceuticals Inc.(a)	415,827	6,208,297
Bluebird Bio Inc.(a)	152,135	3,561,480
Blueprint Medicines Corp.(a)	135,859	15,282,779
CytomX Therapeutics Inc.(a)	165,672	982,435
Editas Medicine Inc.(a)(b)	160,085	5,878,321
Exelixis Inc.(a)	581,802	12,514,561
Fate Therapeutics Inc.(a)	179,844	9,675,607
FibroGen Inc.(a)	190,720	2,120,806
Gilead Sciences Inc.	193,450	12,551,036
ImmunityBio Inc.(a)	157,545	1,233,577
Inovio Pharmaceuticals Inc.(a)(b)	492,881	3,519,170
Intellia Therapeutics Inc.(a)	142,157	18,904,038
Invitae Corp.(a)(b)	468,318	12,410,427
IVERIC bio Inc.(a)	184,271	3,261,597
Ligand Pharmaceuticals Inc.(a)	37,815	5,518,721
MacroGenics Inc.(a)	135,311	2,642,624
Security	Shares	Value

United States (continued)
Moderna Inc.(a)	63,578	$21,947,761
Molecular Templates Inc.(a)	87,091	454,615
NanoString Technologies Inc.(a)	106,849	5,160,807
Personalis Inc.(a)	79,190	1,553,708
Precision BioSciences Inc.(a)(b)	115,130	1,092,584
RAPT Therapeutics Inc.(a)	39,914	1,260,484
Regeneron Pharmaceuticals Inc.(a)	25,483	16,307,591
Sangamo Therapeutics Inc.(a)	273,740	2,222,769
Sarepta Therapeutics Inc.(a)	179,908	14,236,120
Seagen Inc.(a)	88,110	15,536,436
SpringWorks Therapeutics Inc.(a)	84,627	5,675,087
Syros Pharmaceuticals Inc.(a)(b)	84,338	348,316
TCR2 Therapeutics Inc.(a)	79,737	502,343
Twist Bioscience Corp.(a)(b)	100,825	11,978,010
Vaxart Inc.(a)	284,770	1,910,807
Vir Biotechnology Inc.(a)	145,671	5,496,167
ZIOPHARM Oncology Inc.(a)(b)	425,075	637,612
		231,107,935
Total Common Stocks — 99.8%
(Cost: $300,001,334)		345,793,589

Short-Term Investments

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	29,679,229	29,694,069
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	310,000	310,000
		30,004,069
Total Short-Term Investments — 8.7%
(Cost: $30,003,073)		30,004,069

Total Investments in Securities — 108.5%
(Cost: $330,004,407)		375,797,658

Other Assets, Less Liabilities — (8.5)%		(29,368,946)

Net Assets — 100.0%		$346,428,712

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Genomics Immunology and Healthcare ETF
October 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,270,396	$15,423,673	(a)	$—	$(309)	$309	$29,694,069	29,679,229	$46,558	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,000	110,000	(a)	—	—	—	310,000	310,000	4		—
					$(309)	$309	$30,004,069		$46,562		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	4	12/17/21	$540	$6,172

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Genomics Immunology and Healthcare ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$258,990,543	$86,803,046	$—	$345,793,589
Money Market Funds	30,004,069	—	—	30,004,069
	$288,994,612	$86,803,046	$—	$375,797,658
Derivative financial instruments(a)
Assets
Futures Contracts	$6,172	$—	$—	$6,172

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

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